Note 48 - Minimum Cash and Minimum Capital	12 Months Ended
Dec. 31, 2018
Minimum Cash and Minimum Capital Abstract
Disclosure of Minimum Cash and Minimum Capital

48. Minimum cash and minimum capital

48.1. Minimum cash

The BCRA establishes different cautious regulations to be observed by financial institutions, mainly regarding solvency levels, liquidity and credit assistance levels.

Minimum cash regulations set forth an obligation to keep liquid assets in relation to deposits and other obligations recorded for each period. The items included for the purpose of meeting that requirement are detailed below:

Accounts	December 31, 2018	December 31, 2017	January 1, 2017
Balances at the BCRA
BCRA – current account - not restricted	82,119,608	41,507,590	57,576,161
BCRA – special guarantee accounts – restricted	1,238,252	1,443,333	1,685,174
	83,357,860	42,950,923	59,261,335
Argentine Treasury Bonds in pesos at fixed rate due November 2020	6,936,000	-	-
Liquidity Bills – BCRA	20,202,428	-	-
TOTAL	110,496,288	42,950,923	59,261,335

48.2. Minimum capital

Minimum capital requirements are determined on the basis of the implicit risks to which the bank is exposed (credit risk, market risk and operational risk). The minimum capital will be the higher of the minimum capital fixed by BCRA and the capital requirements for credit risk, market risk — requirement for daily positions in eligible instruments — and operational risk. These requirements must be complied with on both an individual and a consolidated basis.

For the purposes of calculating capital requirements, there is recognition of certain risk mitigation techniques such as collateralization, personal guarantees and credit derivatives, provided that certain criteria are met financial institutions may opt for either the simple approach (or risk weighting substitution) or for the comprehensive approach, which allows reducing the exposure amount up to the value ascribed to the collateral. Off-balance sheet transactions (including loan commitments) must be converted into credit exposure equivalents through the use of credit conversion factors (CCF). The higher the chance of financing an off-balance sheet transaction, the higher the conversion factor will be. Then, the credit exposure equivalent is weighted based on counterparty risk.

Minimum capital must be, at least, the greater of:

  Minimum basic capital, and
  The sum of minimum capital required for credit risk, market risk and operational risk.

Differential requirements were established for banks and other financial institutions, mainly based on the area where their head offices are located, in order to benefit those areas with smaller banking coverage according to BCRA criteria, which now enjoy less stringent requirements with respect to minimum basic capital.

Minimum capital requirement for credit risk will be determined as the sum of:

a) 8% of the sum of credit-risk-weighted asset transactions without delivery against payment;

b) failed delivery-against-payment transactions; and

c) requirement for counterpart credit risk in transactions with over-the-counter derivatives.

The sum of (a), (b) and (c) is multiplied by a coefficient which varies from 1 to 1.19 based on the rating the Bank is granted by BCRA.

Minimum Capital Requirement for Market Risk: BCRA imposes additional minimum capital requirements in relation to market risk associated with positions held by financial institutions in "local assets", "foreign assets", "foreign currency" and "gold", including derivatives bought or sold on such positions.

The positions under consideration must be separated according to the currency of issue of each instrument, regardless of the issuer's residence. In the cases of assets expressed in foreign currency, the Bank must consider the risk for two positions: that which corresponds to the assets and the position in foreign currency, the relevant capital requirement being determined on the basis of the latter. The value of all positions will be expressed in pesos by using the reference exchange rate published by the BCRA for the U.S. dollar, after application of the swap rate corresponding to the other currencies.

Minimum Capital Requirement for Operational Risk: Operational risk is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events. The definition includes legal risk but excludes strategic and reputational risk. Financial institutions must establish a system for the management of operational risk that includes policies, processes, procedures and the structure for their adequate management.

Any defects of application derived from the requirement of additional capital will not make the financial institution fall into noncompliance with the Minimum Capital Regulations, even if they will not be allowed to distribute cash dividends and pay fees, ownership interest or bonuses originated in the bank's distribution of results.

The breakdown of minimum capital is detailed below:

Minimum capital requirements	December 31, 2018	December 31, 2017
Credit risk	18,087,597	18,790,435
Operational risk	3,594,744	3,776,621
Market risk	92,786	545,113
Paid-in	36,274,163	40,321,634
Surplus	14,499,036	17,209,465